Effective July 1, 2024, “American Funds Distributors, Inc.,” the fund’s principal underwriter and distributor will change its name to “Capital Client Group, Inc.” On such date, all references to American Funds Distributors, Inc. or American Funds Distributors in the statutory prospectus and statement of additional information shall be a reference to Capital Client Group, Inc. The fund’s distributor is changing only its name and will continue to operate in the same manner.

Keep this supplement with your prospectus and statement of additional information.

Lit. No. INA8BS-137-0724O CGD/8024-S103781

Effective July 1, 2024, “American Funds Distributors, Inc.,” the fund’s principal underwriter and distributor will change its name to “Capital Client Group, Inc.” On such date, all references to American Funds Distributors, Inc. or American Funds Distributors in the statutory prospectus and statement of additional information shall be a reference to Capital Client Group, Inc. The fund’s distributor is changing only its name and will continue to operate in the same manner.

Keep this supplement with your prospectus and statement of additional information.

Lit. No. INP8BS-046-0724O CGD/8024-S103939

Effective July 1, 2024, “American Funds Distributors, Inc.,” the fund’s principal underwriter and distributor will change its name to “Capital Client Group, Inc.” On such date, all references to American Funds Distributors, Inc. or American Funds Distributors in the statutory prospectus and statement of additional information shall be a reference to Capital Client Group, Inc. The fund’s distributor is changing only its name and will continue to operate in the same manner.

Keep this supplement with your prospectus and statement of additional information.

Lit. No. INS8BS-023-0724O CGD/8024-S103941

Effective July 1, 2024, “American Funds Distributors, Inc.,” the fund’s principal underwriter and distributor will change its name to “Capital Client Group, Inc.” On such date, all references to American Funds Distributors, Inc. or American Funds Distributors in the statutory prospectus and statement of additional information shall be a reference to Capital Client Group, Inc. The fund’s distributor is changing only its name and will continue to operate in the same manner.

Keep this supplement with your prospectus and statement of additional information.

Lit. No. INA8BS-138-0724O CGD/8024-S103942